S-K 1603(a)(9) Restrictions on Selling Securities	Sep. 24, 2026
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]	In addition, in order to facilitate our initial business combination or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private placement units or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities. We may also issue Class A ordinary shares upon conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions as set forth therein. Pursuant to the letter agreement to be entered with us, each of our sponsor, directors and officers have agreed to a lock-up and restrictions on their ability to transfer, assign or sell the founder shares and private placement units and securities underlying the private placement units. Transfers of membership interests in our sponsor and in Southport Sponsor Management II, LLC, the managing member of our sponsor, which membership interests represent indirect economic interests in our founder shares and private placement units, are permitted by such persons and by other members of each entity with the permission of the respective entity’s managing member.